Share-based Payments - Summary of Share Options Under the Gold Fields Limited 2005 Share Plan (Detail) - Gold Fields Limited 2005 Share Plan [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Average Instrument Price [member]
Movement during the year:
Outstanding at beginning of the year | $	$ 9.42	$ 7.39	$ 6.03
Forfeited | $	9.42	7.75	5.27
Outstanding at end of the year (vested) | $	$ 0.00	$ 9.42	$ 7.39
Share Appreciation Rights [member]
Disclosure of movements in share options [line items]
Outstanding at beginning of the year | shares	11,521	530,611	1,025,178
Movement during the year:
Forfeited | shares	(11,521)	(519,090)	(494,567)
Outstanding at end of the year | shares	0	11,521	530,611